                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    SLS Management, LLC
Address: 140 West 57th Street, Suite 7B
         New York, New York 10019


Form 13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Rohlfing
Title:   Controller
Phone:   (212)537-3605

Signature, Place, and Date of Signing:

    /s/  Steven Rohlfing   New York, New York  November 13, 2001
    ____________________   __________________  _________________
         [Signature]          [City, State]       [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE











































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $289,796
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

































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
                                                       SLS Management, LLC
                                                   FORM 13F Information Table
                                                       September 30, 2001
   COLUMN 1          COLUMN 2    COLUMN 3     COLUMN 4     COLUMN 5               COLUMN 6       COLUMN 7       COLUMN 8
   ---------         --------    --------     --------     --------               ---------      --------       --------
                                                                            INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                           (c)
                      TITLE      CUSIP       VALUE      SHRS OR  SH/ PUT/   (a)    (b)    SHARED OTHER    (a)     (b)     (c)
NAME OF ISSUER       OF CLASS    NUMBER      (X$1000)   PRN AMT  PRN CALL   SOLE   SHARED OTHER  MANAGERS SOLE   SHARED   NONE
--------------       --------    ------      --------   -------  --- ----   ----   ------ ------ -------- ----   ------   ----
AT&T Corp            COMMON      0091957109   41,962  2,174,200  SH      1,821,200 353,000         NO  1,821,200  353,000
White Mountains Ins.
   Grp.              COMMON      G9618E107    22,889     68,736  SH         57,592  11,144         NO     57,592   11,144
Loews Corp           COMMON      540424108    21,719    469,300  SH        393,446  75,854         NO    393,446   75,854
Aetna Inc.           COMMON      00817Y108    21,102    730,425  SH        611,775 118,650         NO    611,775  118,650
Bally Total Fitness
  Hldgs              COMMON      05873K108    20,006    985,040  SH        834,039 151,001         NO    834,039  151,001
UST, Inc.            COMMON      902911106    18,612    560,595  SH        470,971  89,624         NO    470,971   89,624
Federated Department
  Stores             COMMON      31410H101    17,876    633,900  SH        530,981 102,919         NO    530,981  102,919
Price Communications
  Corp               COMMON      741437305    14,207    838,200  SH        706,104 132,096         NO    706,104  132,096
America Online       COMMON      00184A105    13,667    412,900  SH        346,185  66,715         NO    346,185   66,715
Wet Seal Inc.        COMMON      961840105     9,518    517,000  SH        433,375  83,625         NO    433,375   83,625
Encompass Services
  Corp.              COMMON      29255U104     9,017  2,385,500  SH      2,000,675 384,825         NO  2,000,675  384,825
Davita Inc           COMMON      23918K108     8,598    422,482  SH        357,202  65,280         NO    357,202   65,280
Hughes Electronic
  Corp.              COMMON      370442832     7,890    591,900  SH        495,817  96,083         NO    495,817   96,083
Greenpoint Financial
   Corp.             COMMON      395384100     7,794    222,050  SH        185,998  36,052         NO    185,998   36,052
Fidelity National
  Financial Inc.     COMMON      316326107     7,646    284,329  SH        240,176  44,153         NO    240,176   44,153
Devon Energy Corpor-
  ation              COMMON      25179M103     6,474    188,200  SH        157,643  30,557         NO    157,643   30,557
Metlife Inc.         COMMON      59156R108     5,673    191,000  SH        158,345  32,655         NO    158,345   32,655
AT& T Canada         COMMON      00207Q202     5,512    190,000  SH        159,305  30,695         NO    159,305   30,695
Laser Mortgage Mgt.,
   Inc.              COMMON      51806D100     4,573  1,137,600  SH      1,040,498  97,102         NO  1,040,498   97,102
Americredit Corp.    COMMON      03060R101     3,162    100,000  SH         82,620  17,380         NO     82,620   17,380
WR Grace and Co.     COMMON      38388F108     2,601  1,678,156  SH      1,409,770 268,386         NO  1,409,770  268,386
Radio Unica Com-
  munications Corp   COMMON      75040Q106     2,213  1,374,655  SH      1,158,353 216,302         NO  1,158,353  216,302
Citigroup Inc.       COMMON      172967101     1,944     48,000  SH         40,207   7,793         NO     40,207    7,793
AT & T Wireless
  Group              COMMON      00209A106     1,663    111,332  SH              0 111,332         NO          0  111,332
Grey Global Group
  Inc.               COMMON      39787M108     1,620      2,930  SH          2,431     499         NO      2,431      499


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Birmingham Steel
  Corp               COMMON      091250100     1,608  1,608,000  SH      1,348,678 259,322         NO  1,348,678  259,322
CNA Financial
  Corporation        COMMON      126117100     1,506     55,700  SH         55,700       0         NO     55,700        0
Amazon.com           COMMON      023135106     1,333    223,361  SH        172,767  50,594         NO    172,767   50,594
Merck & Co., Inc.    COMMON      589331107     1,036     15,552  SH              0  15,552         NO          0   15,552
JP Morgan and Co.
  Inc.               COMMON      46625H100       645     18,900  SH              0  18,900         NO          0   18,900
Finova Group Inc     COMMON      317928109       595    531,400  SH        444,493  86,907         NO    444,493   86,907
FleetBoston
  Financial Corp.    COMMON      339030108       521     14,175  SH              0  14,175         NO          0   14,175
Marvel Enterprises
  Inc.               COMMON      57383M108       508    207,450  SH        171,391  36,059         NO    171,391   36,059
Telespectrum
  Worldwide          COMMON      87951U109       134  1,489,500  SH      1,230,609 258,891         NO  1,230,609  258,891
Amazon.Com Inc.
  4.75% Due 2-01-09  CNV         023135AF3     2,022  5,168,000  PRN     4,020,0001,148,000        NO  4,020,0001,148,000
Aames Financial Corp
 9.125% Due 11-01-03 CNV         00253AAD3     1,950  3,000,000  PRN     2,320,000 680,000         NO  2,320,000  680,000

































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